Results of operation (Details) - EUR (€)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Results of operation
Revenue	€ 182,000	€ 203,000	€ 1,777,000	€ 557,000	€ 600,000
Increase in research and development expenses	€ 1,200,000		€ 6,500,000
Percentage of increase in research and development expenses	17.00%		39.00%
Research and development expenses before capitalization		7,100,000		16,700,000
Research and development expenses after capitalization		8,400,000		23,200,000
Increase in selling, general and administrative expenses	€ 267,000		€ 2,700,000
Percentage of increase in selling, general and administrative expenses	6.00%		25.00%
Selling, general and administrative expenses	€ 4,763,000	4,496,000	€ 13,492,000	10,775,000
Variable compensations included in consulting and contractors' fees		400,000		1,900,000
Other income/(expense)	87,000	(178,000)	237,000	(274,000)
Decrease in consulting and contractors' fees due to variable compensations	600,000		2,200,000
Germany
Results of operation
Revenue	15,000	203,000	1,600,000		500,000
Switzerland
Results of operation
Revenue	167,000		167,000
Finland
Results of operation
Revenue			40,000
Spain
Results of operation
Revenue					20,000
Belgium
Results of operation
Revenue					€ 40,000
Research and development expenses
Results of operation
Before capitalization	€ 4,100,000	€ 3,600,000	€ 11,900,000	€ 7,700,000